CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2017 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 1,354,027.6	$ 20,796.0	₨ 1,200,857.2
Loans, allowance	₨ 112,507.2	$ 1,728.0	₨ 78,496.9	$ 1,205.6
Equity shares, par value | ₨ / shares	₨ 2		₨ 2
Equity shares, authorized	3,250,000,000	3,250,000,000	3,250,000,000	3,250,000,000
Equity shares, issued	2,595,090,267	2,595,090,267	2,562,545,717	2,562,545,717
Equity shares, outstanding	2,595,090,267	2,595,090,267	2,562,545,717	2,562,545,717